Total
Kimberlite Floating Rate Financial Services Capital Fund
Investment Objective
The investment objective of the Kimberlite Floating Rate Financial Services Capital Fund (the “Fund”) is to generate capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until April 30, 2017. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.

Principal Investment Strategy of the Fund

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in preferred and debt securities issued by U.S. and non-U.S. companies in the financial sector, including, without limitation:

•	corporate debt securities, including, without limitation, floating rate debt securities, bonds denominated in U.S. dollars that are issued by non-U.S. entities in the U.S. market (Yankee bonds) and Eurobonds denominated in U.S. dollars and non-U.S. currencies;
•	preferred securities, including, without limitation, floating rate preferred securities; and
•	hybrid securities, including, without limitation, convertible securities, convertible preferred securities, contingent convertible securities (CoCos), trust preferred securities (TruPS) and perpetual preferred securities.

The Fund considers the financial sector to include, without limitation, depository and non-depository banking and credit institutions, securities and commodities brokers and related businesses, insurance carriers and related companies, real estate businesses (including real estate investment trusts (REITs)) and other diversified financial entities. The Fund may only change its 80% investment policy if the Fund provides shareholders with at least 60 days’ prior notice.

The Fund may invest in investment grade or non-investment grade securities (also known as “junk bonds” and “high yield securities”), without limitation. The Fund may invest in securities of U.S. or non-U.S. issuers, without limitation. However, the Fund will limit its investment in securities issued by issuers in emerging market countries to less than 15% of its assets, as determined at the time of investment.

The Fund has no target duration for its investment portfolio and may invest in debt securities of any maturity. The Adviser expects that the stated maturities of debt securities in which the Fund will invest generally will be longer-term (ten years or more); however, the Fund’s portfolio managers may target shorter or longer durations in response to their view of the fixed income markets generally or any sector or industry thereof.

Principal Risks of Investing in the Fund

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following additional risks:

Contingent Convertible Securities. Contingent convertible securities (“CoCos”) are a type of hybrid debt security typically issued by non-U.S. banks. CoCos are contingent upon a certain event occurring, as determined by the terms of the particular security. If that certain event occurs, depending on the terms of the particular security, CoCos may either convert into equity at a predetermined share price or be subject to an automatic write-down of the principal amount or value of the security.

If the CoCo becomes subject to an automatic write-down of the principal amount or value of the Fund, then the Fund will lose money. The write-down may even lower the principal amount or value of the security to zero, thereby cancelling the securities. The Fund may not have any rights to repayment of the principal amount of the securities that has become due. The Fund may also be unable to collect interest payments or dividends on such securities.

If the CoCos convert to common shares, the issuer may not pay dividends to common shareholders and the Fund may lose some or all of the income produced from the CoCos, reducing the Fund’s net asset value.

Convertible Securities. The Fund may invest in convertible securities, which are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock or other equity interests at a specified price or conversion ratio during a specified period.  By investing in convertible securities, the Fund may seek income, and may also seek the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock or other interests into which the securities are convertible, while potentially earning a higher fixed rate of return than is ordinarily available in common stocks. While the value of convertible securities depends in part on interest rate changes and the credit quality of the issuers, the value of these securities will also change based on changes in the value of the underlying stock. Income paid by a convertible security may provide a limited cushion against a decline in the price of the security; however, convertible securities generally have less potential for gain than common stocks. Also, convertible bonds generally pay less income than non-convertible bonds.

Equity Securities Risk. The prices of equity securities will fluctuate – sometimes dramatically – over time, and the Fund could lose a substantial part, or even all, of its investment in a particular issue. The equity securities in the Fund’s portfolio may include preferred stock and convertible securities. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible.

Financial Services Businesses Concentration. To the extent the Fund invests in companies principally engaged in financial services businesses, the Fund may be subject to greater risks than a portfolio without such a concentration. This is especially true with respect to the risks associated with regulatory developments, competition, and economic developments in, or related to, financial services businesses. Companies in industries within the financial services businesses are subject to risks from changes in legislation or government regulations affecting those industries, financial events (e.g., significant market trading events (including electronic-based issues), market drops or corrections and economic downturns). The Fund is particularly vulnerable to factors affecting financial services businesses, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation or increases thereof, and price competition, any of which may adversely affect these businesses.

Fixed Income Risk. Risks of investments in fixed income securities include, without limitation, credit risk, interest rate risk, maturity risk, yield curve risk, prepayment risk and liquidity risk. These risks could affect the value of investments of the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

•	Credit Risk. The value of the Fund’s fixed income investments is dependent on the creditworthiness of their issuers. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions may have an adverse effect on the value of the investment and may cause an issuer to fail to pay principal and interest when due.

•	Interest Rate Risk. The value of the Fund’s fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally, when interest rates rise, the value of the Fund’s fixed income investments is expected to decline. This risk may be heightened in the current environment as interest rates are likely to experience increased volatility as a result of the conclusion of the US government’s quantitative easing program and the likelihood of a general rise in interest rates.

•	Maturity Risk. The value of the Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

•	Yield Curve Risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Fund. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable fixed income investments with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a fixed income investments will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term fixed income investments prices decrease relative to short-term fixed income investments prices.

•	Prepayment risk. This is the risk that the issuers of fixed income investments owned by the Fund will prepay them at a time when interest rates have declined. Because interest rates have declined, the Fund may have to reinvest the proceeds in fixed income investments with lower interest rates, which can reduce the Fund’s returns.

•	Liquidity Risk. Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market). Liquidity risk may be further increased to the extent that dealers that have typically played market-making roles with respect to fixed income securities have a reduced capacity to fulfill that role, for example as a result of a decrease in proprietary trading in such securities or as a result of increased regulatory capital requirements.

Floating or Variable Rate Securities Risk. Floating or variable rate securities pay interest at rates that adjust in response to changes in a specified interest rate or reset at predetermined dates (such as the end of a calendar quarter).  Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Conversely, floating or variable rate securities will not generally increase in value if interest rates decline. The impact of interest rate changes on floating or variable rate securities is typically mitigated by the periodic interest rate reset of the investments. Floating or variable rate securities can be rated below investment grade or unrated; therefore, the Fund relies heavily on the analytical ability of the Adviser. Lower-rated floating or variable rate securities are subject to many of the same risks as high yield securities, although these risks may be reduced when the instruments are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating or variable rate securities are often subject to restrictions on resale, which can result in reduced liquidity.

Foreign Currency Risk. Foreign currency-linked investments risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies in which the underlying investment is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Foreign Securities Risk. Foreign investments are subject to risks not usually associated with owning securities of U.S. issuers. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign markets also involve currency risk, which is the risk that the values of the Fund’s investments denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies.

Hybrid Securities. Preferred stock, including trust-preferred stocks, has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics.

Income Risk. The income that shareholders receive from the Fund is based primarily on the interest or dividends it earns from the Fund’s investments, which can vary widely over the short and long-term. If prevailing market interest rates drop, distribution rates of the Fund’s bond holdings could drop as well. The Fund’s income also would likely be affected adversely when prevailing short-term interest rates increase.

Junk Bonds or High Yield Securities Risk. High yield securities and unrated securities of similar credit quality are considered to be speculative with respect to the issuer’s continuing ability to make principal and interest payments and are generally subject to greater levels of credit quality risk than investment grade securities. High yield securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered below “investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the Fund’s shares and the income it earns.

Leverage Risk. Leverage is the practice of borrowing money to purchase securities. If the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. In addition, use of leverage can magnify the effects of changes in the value of a securities portfolio and thus make it more volatile.

Management Risk. The skill of the Adviser will play a significant role in the Fund’s ability to achieve its investment objective. The Fund’s ability to achieve its investment objective depends on the investment skill and ability of the Adviser to correctly identify economic trends.

Market Risk. The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

New Adviser Risk. The Adviser is a new entity that was formed and registered as an investment adviser in 2015, which may limit its effectiveness.

New Portfolio Manager Risk. Although the Fund’s portfolio manager, Neal Neilinger, has managed and continues to manage separately-managed accounts, he does not have previous experience managing a registered investment company prior to serving as the portfolio manager of the Fund, which may limit his effectiveness.

Portfolio Turnover Risk. As a result of its trading strategy, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other registered investment companies. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates. See “Federal Taxes”.

Preferred Securities Risk. Preferred securities (both traditional and hybrid) are subject to risks associated with both equity and debt instruments. These risks include, but are not limited to, interest rate risk, credit risk, liquidity and redemption risk, limited voting rights risk, regulatory risk and call, reinvestment and income risk.

•	Call, Reinvestment and Income Risk. Call risk is the risk that during periods of declining interest rates, an issuer may be able to exercise an option to redeem its issue at par earlier than the maturity date. Recent regulatory changes may increase call risk associated with certain types of preferred securities. If this occurs, the Fund may have to reinvest in lower yielding securities, which is referred to as reinvestment risk. The issuer may also decide to call the preferred securities by repurchasing the security prior to the maturity date. An issuer may call the security if the issuer can refinance the debt at a lower interest rate due to declining market interest rates, an improvement in the credit standing of the issuer or if regulatory changes affect the capital treatment of a security. Declining interest rates may also cause a decline in the income from the Fund’s portfolio when the Fund invests the proceeds from new share sales at market interest rates that are below the portfolio’s current earnings rate.

•	Credit Risk. If an issuer of the Fund’s preferred securities suffers a decline in its financial status, the Fund’s portfolio may also decline in price. The issuer may also fail to make dividends, interest or principal payments when due. Preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

•	Interest Rate Risk. Preferred securities may decline in value due to a change in market interest rates. Typically the market value of preferred securities falls when market interest rates rise, possibly causing the Fund to underperform. Preferred securities with longer terms until maturity may be more vulnerable to interest rate changes.

•	Limited Voting Rights Risk. Holders of preferred securities typically have no voting rights regarding the issuer, unless preferred dividends have been in arrears for a certain period of time, at which point the preferred security holders may be able to elect one or more directors to the issuer’s board of directors. However, these voting rights are typically removed once the dividend payments become current. Furthermore, hybrid-preferred security holders have no voting rights.

•	Liquidity and Redemption Risk. Preferred securities may be significantly less liquid than other securities. This illiquidity may mean that it will not be possible for the Fund to sell the preferred securities at the time desired or at prices at which the Fund is valuing the preferred securities in its records. Moreover, if an issuer of securities held by the Fund redeems the underlying securities, then the Fund may be forced to liquidate securities at lower prices than desired by the Fund.

•	Regulatory Risk. Recent regulatory changes may adversely affect the performance of certain preferred securities. The potential impact of these changes on preferred securities and the Fund’s ability to achieve its investment objective is unclear at this time. Such regulatory changes may increase issuers’ incentives to call or redeem a security prior to a specified date. Additionally, preferred securities have been and may in the future be offered having features other than those described herein.

Real Estate Securities. The Fund will not invest directly in real estate, but may invest in readily marketable securities issued by companies that invest in real estate or interests therein, including real estate investment trusts (“REITs”). REITs are generally publicly traded on national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Investments in real estate securities are subject to risks inherent in the real estate market, including risks related to changes in interest rates, possible declines in the value of and demand for real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, defaults by borrowers or tenants, overbuilding in a given market and environmental problems.

Sector Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

Tax Risk. The Fund’s investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the U.S. tax code, future changes in tax laws and regulations, including changes as a result of the “sunset” provisions that currently apply to the favorable tax treatment of tax-advantaged dividends. There can be no assurance that any portion of the Fund’s income distributions will not be fully taxable as ordinary income. The Fund’s ability to pursue its investment objective, the value of the Fund’s investments and the Fund’s net asset value may be adversely affected by changes in tax rates and policies.

Trust Preferred Securities. Trust-preferred securities (“TruPS”) are typically issued by entities such as special purpose bank subsidiaries. TruPS, which have no voting rights, have a final stated maturity date, and a fixed schedule for periodic payments. Although TruPS have liquidation preference over common and preferred stock, they are subordinate to more senior debt securities of the same issuer.

The market value of TruPS may be more volatile than the market value of other, more traditional types of debt securities. For example, the issuer may defer interest payments for up to five years, subject to other conditions, adversely affecting the NAV of the Fund, as the holder of the TruPS. Interest on the deferred payments would accrue during this time period, but the issuer’s decision to defer payments may cause the value of the TruPS to fall. Moreover, at the end of the permissible deferral period, the issuer may default on its payments, in which case the Fund may not be able to recover its principal or the accrued interest payments.

Performance

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year, five years and since inception compare with those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at 855-318-2804.

Quarterly Returns During This Time Period* Highest 6.87% (quarter ended March 31, 2010) Lowest -8.81% (quarter ended September 30, 2011)
Average Annual Total Returns (For the Period Ended December 31, 2015)

*The Fund has changed its investment strategy and its name twice. Between August 25, 2014 and February 2, 2016, the Fund was known as the PSP Multi-Manager Fund and was managed with a manager of managers strategy. Prior to August 25, 2014, the Fund was known as the Congressional Effect Fund, and was managed with a strategy that sought to minimize the effects of the U.S. Congress on domestic financial markets.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan.